Prospectus supplement dated May 22, 2019
to the following prospectus(es):
Nationwide Advisory Retirement Income Annuity and Nationwide Advisory Retirement Income Annuity NY dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 1, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
BlackRock Variable Series Funds, Inc. – BlackRock High Yield V.I. Fund	BlackRock Variable Series Funds II, Inc. – BlackRock High Yield V.I. Fund
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 1, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dimensional – DFA VA Global Moderate Allocation Portfolio	DFA Investment Dimensions Group Inc. – DFA VA Global Moderate Allocation Portfolio
Dimensional – VA Equity Allocation Portfolio	DFA Investment Dimensions Group Inc. – VA Equity Allocation Portfolio
Dimensional – VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. – VA Global Bond Portfolio
Dimensional – VA International Small Portfolio	DFA Investment Dimensions Group Inc. – VA International Small Portfolio
Dimensional – VA International Value Portfolio	DFA Investment Dimensions Group Inc. – VA International Value Portfolio
Dimensional – VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. – VA Short-Term Fixed Portfolio
Dimensional – VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. – VA U.S. Large Value Portfolio
Dimensional – VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. – VA U.S. Targeted Value Portfolio
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 24, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Variable Account Funds – Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
PROS-2019-238

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street Fund
PROS-2019-238
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